Short-term bank loans and other debt (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Land Use Right Securing Short Term Bank Loan	$ 22,192,013	$ 24,975,886
Real Estate Property Under Development Pledged For Short Term Bank Loan	318,402	27,560,029
Account Receivable Securing Short Term Bank Loan	$ 17,004,691	$ 0
Short-term Debt, Weighted Average Interest Rate, at Point in Time	7.67%	6.53%
Restricted Cash and Cash Equivalents, Current	$ 566,675,697	$ 328,499,059
Real Estate Property, Development Completed, Pledged For Short Term Bank Loan	83,542,622	0
Real Estate Property Held For Lease Pledged For Short Term Bank Loan	$ 102,285,772	0
Loan from Huarong International Trust Co., Ltd. [Member] | Hunan Xintian Real Estate Co., Ltd. [Member]
Short-term Debt [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Zhongyuan Aviation Leasing Co.,Ltd. [Member]
Short-term Debt [Line Items]
Account Receivable Securing Short Term Bank Loan	$ 17,004,691	0
Zhongyuan Aviation Leasing Co.,Ltd. [Member] | Zhengzhou Shendao [Member]
Short-term Debt [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Loan from The Bank of East Asia [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount	$ 26,059,808	0
Restricted Cash and Cash Equivalents, Current	$ 38,719,354	$ 36,471,097